Shareholders' Deficit (Details) - Schedule of Warrants Activity	3 Months Ended
Sep. 30, 2024 $ / shares shares
Schedule of Warrants Activity [Line Items]
Warrants Outstanding, Beginning Balance
Common Stock Issuable, Beginning Balance
Weighted Average Exercise Price, Beginning Balance (in Dollars per share) | $ / shares
Warrants Outstanding, Granted	12,156,423
Common Stock Issuable, Granted	12,156,423
Weighted Average Exercise Price, Granted (in Dollars per share) | $ / shares	$ 11.5
Average Remaining Contractual Life, Granted	5 years
Warrants Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited (in Dollars per share) | $ / shares
Warrants Outstanding, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share) | $ / shares
Warrants Outstanding, Ending Balance	12,156,423
Common Stock Issuable, Ending Balance	12,156,423
Weighted Average Exercise Price, Ending Balance (in Dollars per share) | $ / shares	$ 11.5
Average Remaining Contractual Life, Ending Balance	4 years 11 months 26 days